Capital Stock and Changes in Capital Accounts	6 Months Ended
Jun. 30, 2023
Capital Stock and Changes in Capital Accounts
Capital Stock and Changes in Capital Accounts
8.

Capital Stock and Changes in Capital Accounts
a)

Preferred

stock
:

As

of

June

30,

2023,

and

December

31,

2022,

the

Company’s

authorized
preferred stock consists of 25,000,000

shares (all in registered form), par value $
0.01

per share, of which
1,000,000

shares

are

designated

as

Series

A

Participating

Preferred

Shares,
5,000,000

shares

are
designated as

Series B

Preferred

Shares,
10,675

shares are

designated as

Series C

Preferred Shares
and 400

shares are

designated as

Series D

Preferred Shares.

As of

June 30,

2023 and

December 31,
2022, the Company had zero

Series A Participating Preferred Shares issued and outstanding.
b)

Series

B

Preferred

Stock:

As

of

June

30,

2023,

and

December

31,

2022,

the

Company

had
2,600,000

Series B

Preferred Shares

issued and

outstanding with

par value

$
0.01

per share,

at $
25.00
per share and with liquidation preference at $ 25.00

per share.
Holders of Series B Preferred Shares have
no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.

Also, holders

of Series

B Preferred

Shares rank

prior to

the holders

of common
shares with respect to

dividends, distributions and payments upon

liquidation and are

subordinated to all
of the existing and future indebtedness.
Dividends

on

the

Series

B

Preferred

Shares

are

cumulative

from

the

date

of

original

issue

and

are
payable on the

15th day of

January,

April, July and

October of

each year at

the dividend rate

of
8.875%
per

annum,

or

$
2.21875

per

share

per

annum.

For

the

six

months

ended

June

30,

2023

and

2022,
dividends

on

Series

B

Preferred Shares

amounted to

$
2,884

and

$
2,884
,

respectively.

Since

February
14, 2019, the

Company may redeem,

in whole or

in part, the

Series B Preferred

Shares at a

redemption
price of

$
25.00

per share

plus an

amount equal

to all

accumulated and

unpaid dividends

thereon to

the
date of redemption, whether or not declared.

c)

Series

C

Preferred

Stock
:

As

of

June

30,

2023,

and

December

31,

2022,

the

Company

had
10,675

shares

of

Series

C

Preferred

Stock,

issued

and

outstanding,

with

par

value

$
0.01

per

share,
owned by an affiliate

of its Chief Executive Officer,

Mrs. Semiramis Paliou.
The Series C Preferred Stock
votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the shareholders of the Company.

The Series C Preferred Stock has
no dividend or liquidation

rights and cannot be

transferred without the consent

of the Company except to
the holder’s affiliates and immediate family members.
d)

Series D Preferred Stock
: As of June

30, 2023, and December 31,

2022, the Company had
400
shares of Series D Preferred Stock, issued and outstanding, with par value $ 0.01 per share, owned by an
affiliate

of

its

Chief

Executive

Officer,

Mrs.

Semiramis

Paliou.

The

Series

D

Preferred

Stock

is

not
redeemable

and

has
no

dividend

or

liquidation

rights.
The Series D Preferred Stock vote with the
common shares of the Company, and each share of the Series D Preferred Stock entitles the holder thereof to up to 100,000 votes, on all matters submitted to a vote of the shareholders of the Company, subject to a maximum number of votes eligible to be cast by such holder derived from the Series D
Preferred Shares and any other voting security of the Company held by the holder to be equal to the lesser of (i) 36% of the total number of votes entitled to vote on any matter put to shareholders of the
Company and (ii) the sum of the holder’s aggregate voting power derived from securities other than the
Series D Preferred Stock and 15% of the total number of votes entitled to be cast on matters put to shareholders of the Company.

The

Series

D

Preferred

Stock

is

transferable

only

to

the

holder’s
immediate family members and to affiliated persons or entities.

e)

Issuance

of Common

Shares:
On

January 30,

2023, the

Company issued
2,033,613

common
shares, at

$
3.84
, to

Sea Trade

upon exercise

by Sea

Trade

of a

warrant it

held for

the acquisition

of a
vessel

(Note

3).

The

Company did
no
t

receive

any

proceeds

from

the

exercise

of

the

warrants by

Sea
Trade and the exercise price of the shares issued was included in the price of the vessels acquired.
f)

Dividend on Common Stock:
On March 20,

2023, the Company paid

a dividend on its

common
stock

of

$
0.15

per

share,

or

$
15,965
,

to

its

shareholders

of

record

as

of

March

13,

2023.

On

May

26,
2023, the Company declared a dividend on

its common stock of $
0.15

per share, or $
15,965 , payable on
July 10,

2023 in

shares of

common stock

or,

upon the

election of

common shareholders,

in cash,

to all
shareholders of record as of June 12, 2023 (Note 12).
g)

Dividend in

Kind:
On

June 9,

2023, the

Company distributed

the

Company’s investment

in the
Series D

Preferred Shares

of OceanPal

in the

form of

a stock

dividend amounting

to $
10,761
, or

$
0.10
per share, to its shareholders of record as of April 24, 2023 (Notes 2(d) and

3).
h)

Incentive Plan:
On February 22, 2023,

the Company’s Board of

Directors approved the award of
1,750,000

shares

of

restricted

common

stock

to

executive

management

and

non-executive

directors,
pursuant to the Company’s

Equity Incentive Plan, as annual

bonus. The restricted shares have

a vesting
period of

three years

and their

fair value

amounted to

$
7,945
.

As of

June 30,

2023,
13,444,759

shares
remained reserved for issuance according to the Company’s incentive plan.
Restricted stock during the six months ended June 30, 2023 and

2022 is analyzed as follows:
Number of Shares
Weighted Average
Grant Date Price
Outstanding at December 31, 2021 9,514,649 $ 2.83
Granted
1,470,000

4.15
Vested
(3,118,060)

2.84
Outstanding at June 30, 2022
7,866,589
$ 3.06
Outstanding at December 31, 2022 7,866,589 $ 3.07
Granted 1,750,000 4.54
Vested (2,822,753) 3.05
Outstanding at June 30, 2023 6,793,836 $ 3.45
The

fair

value

of

the

restricted

shares

has

been

determined

with

reference

to

the

closing

price

of

the
Company’s

stock

on

the

date

such

awards

were

approved

by

the

Company’s

board

of

directors.

The
aggregate

compensation

cost

is

recognized

ratably

in

the

consolidated

statement

of

income

over

the
respective

vesting

periods.

During

the

six

months

ended

June

30,

2023

and

2022,

compensation

cost
amounted to

$
4,826

and $
4,931
, respectively,

and is

included in

“General and

administrative expenses”
presented in the accompanying unaudited interim consolidated statements of income.
As

of

June

30,

2023

and

December

31,

2022,

the

total

unrecognized

cost

relating

to

restricted

share
awards was

$
19,992

and $
16,873
, respectively.

As of

June 30,

2023, the

weighted-average period over
which

the

total

compensation

cost

related

to

non-vested

awards

not

yet

recognized

is

expected

to

be
recognized is 2.33

years.